Note 22 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest	$ 88,606	$ 89,926
Dividends declared but not paid	$ 7,666	$ 7,592